SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 3 :-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2012 are applied consistently in these condensed financial statements. For further information, refer to the consolidated financial statements as of December 31, 2012

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

Most of the Company's costs and financing are in U.S. dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries have operated and expect to continue to operate in the foreseeable future. Therefore, the functional currency of the Company and its subsidiaries is the Dollar.

The Company and its subsidiaries' transactions and balances denominated in Dollars are presented at their original amounts. Non-Dollar transactions and balances have been remeasured to Dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation

d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.

e.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral and scientific equipment	33
Office furniture and equipment	25

f.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years ended December 31, 2012, 2011 and 2010, no impairment losses have been identified.

g.	Research and development costs:

Research and development expenses, net of grants received, consist of independent research and development costs of third parties services and license fees to third parties. All such costs are expensed as incurred. There were no grants received during the years ended December 31, 2012, 2011 and 2010.

h.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2012, 2011 and 2010, the Company does not hold provision for uncertain tax positions.

i.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents.

The Company's cash and cash equivalents are invested in deposits mainly in U.S. dollars and British Pound with major international banks. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

j.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share."

All outstanding stock options, deferred shares and warrants have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. The total number of shares related to outstanding stock options excluded from the calculations of diluted net loss per share was 823,990, 411,002 and 426,002 for the years ended December 31, 2012, 2011 and 2010, respectively. The total number of shares related to conversion rights of the deferred shares excluded from the calculations of diluted net loss per share was 180,822, 479,166 and 1,033,333 for the years ended December 31, 2012, 2011 and 2010, respectively. As of June 13, 2012 all of the deferred shares were expired. The total number of shares related to warrants excluded from the calculations of diluted net loss per share was 2,053,817 for the year ended December 31, 2012. The total number of shares related to convertible notes excluded from the calculations of diluted net loss per share was 670,732 for the year ended December 31, 2012.

k.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation," which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its stock-options awards and values stock based on the market value of the underlying shares at the date of grant. For employees' awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.69%-0.74%	1.85%	-
Expected volatility	89.99%	85.75%	-
Expected life (in years)	5.0	2.97	-
Expected dividend yield	0%	0%	-

For non - employees awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.70%-1.78%	0.34%-3.52%	0.46%-3.23%
Expected volatility	78.9%-89.0%	51.1%-87.7%	44.6%-105.2%
Expected life (in years)	4.5-10.0	0.5-8.1	0.3-8.4
Expected dividend yield	0%	0%	0%

The computation of expected volatility is based on realized historical stock price volatility of peer companies. The expected term of options granted is based on the "Simplified" method acceptable by ASC 718. For non-employees the expected term assumption is based on the contractual term. The risk free interest rate assumption is the implied yield currently available on British government bond and the U.S Treasury yield zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The fair value of the ordinary shares underlying the options, warrants and deferred shares until December 31, 2011, had been determined by the Company's management, based on the share price used in the equity financing rounds. Since December 31, 2011 the Company issued only units of shares and warrants to new investors (see also Note 9 and 14). In order to determine the fair value of the ordinary shares since December 31, 2011, management used the assistance of an independent valuation firm. The Company applied the market approach taking into account actual equity transactions. Since the equity transactions included warrant coverage, the Company isolated the value of the common share by subtracting the value of the warrants through performing a circular iteration in the Black Scholes option-pricing model. Because there has been no public market for the Company's ordinary shares, management has determined fair value of the ordinary shares at the time of grant of options by considering a number of objective and subjective factors, including valuation of warrants issued by the Company. The fair value of the underlying ordinary shares shall be determined by management until such time as the Company's ordinary share is traded on an established stock exchange or national market system.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options, warrants and deferred shares issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options, warrants and deferred shares at the measurement date. Therefore, since the exercise price of some of the options, warrants and deferred shares is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options and warrants as a liability.

l.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The carrying amounts of cash and cash equivalents, accounts receivable and prepaid expenses, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

m.	Derivative instruments:

As of balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of comprehensive loss and included in financial income or expenses.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded a net gain from derivatives transactions in the amount of $  419, $  120 and $  95, respectively.

n.	Convertible notes:

The Company applies ASC 470-20, "Debt with Conversion and Other Options" ("ASC 470-20"). In accordance with ASC 470-20, the Company first allocates the proceeds received to the detachable warrant, freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds are allocated to the convertible note. The Company also recognized an embedded beneficial conversion feature on the commitment date. The beneficial conversion feature was measured by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the convertible notes and warrants.

The discount on the convertible notes is amortized according to the effective interest rate method over the life of the convertible notes.

o.	Recently issued accounting standards:

In February 2013, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") No. 2013-02, Topic 350 - Comprehensive Income ("ASU 2013-02"), which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in the first quarter of 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.